PROPERTY, PLANT, AND EQUIPMENT (Details)	3 Months Ended
Dec. 31, 2021
Containers [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Software and Software Development Costs [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life	2 years
Software and Software Development Costs [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life	7 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life	20 years